Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Common Stock [Member] Retained Earnings [Member]	Common Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Retained Earnings [Member]	Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance, at Dec. 31, 2011							$ 140,561	$ 110,821	$ 27,970	$ (63,958)	$ 28,225	$ 2,903	$ 246,522
Balance, shares (in Shares) at Dec. 31, 2011							5,622,634	29,941,254
Net earnings										40,722			40,722
Other comprehensive earnings											5,976		5,976
Other comprehensive earnings attributable to NCI											394	51	445
NCI share of earnings										(13,741)		2,449	(11,292)
NCI redemption increment										(21,131)			(21,131)
Distributions to NCI												(2,333)	(2,333)
Acquisitions of NCI, net												1,148	1,148
Subsidiaries’ equity transactions									607				607
Subordinate Voting Shares:
Stock option expense									3,169				3,169
Stock options exercised								9,098	(2,165)				6,933
Stock options exercised, shares (in Shares)								363,850					363,850
Tax benefit on options exercised									200				200
Purchased for cancellation	(1,098)	(6,216)	(7,314)	(9,799)	(97)	(9,896)
Purchased for cancellation, shares (in Shares)	(235,000)			(392,000)
Preferred Shares:
Dividends, preferred shares										(9,603)			(9,603)
Balance, at Dec. 31, 2012							130,762	118,821	29,781	(74,024)	34,595	4,218	244,153
Balance, shares (in Shares) at Dec. 31, 2012							5,230,634	30,070,104
Net earnings										41,418			41,418
Other comprehensive earnings											(9,725)		(9,725)
Other comprehensive earnings attributable to NCI											1,887	(392)	1,495
NCI share of earnings										(18,027)		4,276	(13,751)
NCI redemption increment										(41,430)			(41,430)
Distributions to NCI												(4,123)	(4,123)
Acquisitions of NCI, net												3,149	3,149
Subsidiaries’ equity transactions									3,520				3,520
Subordinate Voting Shares:
Stock option expense									4,166				4,166
Stock options exercised								9,784	(2,317)				7,467
Stock options exercised, shares (in Shares)								464,150					464,150
Tax benefit on options exercised									2,360				2,360
Dividends, common shares										(10,470)			(10,470)
Purchased for cancellation								(1,918)		(12,636)			(14,554)
Purchased for cancellation, shares (in Shares)								(385,600)
Issued in settlement of convertible debentures (note 14)								77,143					77,143
Issued in settlement of convertible debentures (note 14) (in Shares)								2,744,886
Preferred Shares (note 14):
Redeemed for cash							(39,232)						(39,232)
Redeemed for cash (in Shares)							(1,569,190)
Converted to Subordinate Voting Shares							(91,530)	96,326		(4,796)
Converted to Subordinate Voting Shares (in Shares)							(3,661,444)	2,889,900
Preferred Shares:
Dividends, preferred shares								609		(3,146)			(2,537)
Dividends, preferred shares (in Shares)								18,292
Balance, at Dec. 31, 2013								300,765	37,510	(123,111)	26,757	7,128	249,049
Balance, shares (in Shares) at Dec. 31, 2013								35,801,732
Net earnings										90,936			90,936
Other comprehensive earnings											(51,648)		(51,648)
Other comprehensive earnings attributable to NCI											11,004	(749)	10,255
NCI share of earnings										(28,200)		5,661	(22,539)
NCI redemption increment										(19,420)			(19,420)
Distributions to NCI												(4,535)	(4,535)
Acquisitions of NCI, net												507	507
Subsidiaries’ equity transactions									4,448				4,448
Subordinate Voting Shares:
Stock option expense									4,077				4,077
Stock options exercised								14,419	(3,701)				10,718
Stock options exercised, shares (in Shares)								558,150					558,150
Tax benefit on options exercised									4,597				4,597
Dividends, common shares										(14,362)			(14,362)
Purchased for cancellation								(4,783)		(24,085)			(28,868)
Purchased for cancellation, shares (in Shares)								(552,927)
Balance, at Dec. 31, 2014								$ 310,401	$ 46,931	$ (118,242)	$ (13,887)	$ 8,012	$ 233,215
Balance, shares (in Shares) at Dec. 31, 2014								35,806,955